Supplementary Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure Of Supplementary Cash Flow Information [Abstract]
Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities

The following table provides a reconciliation of liabilities to cash flows arising from financing activities:

	Dividends Payable	Short-Term Borrowings	Long-Term Debt	Lease Liabilities
As at January 1, 2019	-	-	9,164	1,494
Changes From Financing Cash Flows:
Dividends Paid	(183)	-	-	-
Net Issuance (Repayment) of Long-Term Debt	-	-	(1,601)	-
Net Issuance (Repayment) of Revolving Long-Term Debt	-	-	4	-
Principal Repayment of Leases	-	-	-	(108)
Non-Cash Changes:
Dividends Declared	183	-	-	-
Foreign Exchange (Gain) Loss	-	-	(264)	(7)
Lease Additions	-	-	-	311
Lease Terminations	-	-	-	(11)
Gain on Repurchase of Debt and Amortization of Debt Issuance Costs	-	-	(67)	-
Other	-	-	3	-
As at September 30, 2019	-	-	7,239	1,679

As at December 31, 2019	-	-	6,699	1,916
Changes From Financing Cash Flows:
Dividends Paid	(77)	-	-	-
Net Issuance (Repayment) of Short-Term Borrowings	-	133	-	-
Issuance of Long-Term Debt	-	-	1,326	-
(Repayment) of Long-Term Debt	-	-	(112)	-
Net Issuance (Repayment) of Revolving Long-Term Debt	-	-	(220)	-
Principal Repayment of Leases	-	-	-	(149)
Non-Cash Changes:
Dividends Declared	77	-	-	-
Foreign Exchange (Gain) Loss	-	4	127	17
Gain on Repurchase of Debt and Amortization of Debt Issuance Costs	-	-	(22)	-
Lease Additions	-	-	-	48
Lease Terminations	-	-	-	(1)
Lease Modifications	-	-	-	(3)
Re-measurement of Lease Liabilities	-	-	-	5
Other	-	-	(1)	-
As at September 30, 2020	-	137	7,797	1,833